Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment, net consist of the following:

	December 31,
(in thousands)	2023	2022
Laboratory equipment	$816	$—
Computer equipment, software, and other	28	—
Total property and equipment at cost	844	—
Less: Accumulated depreciation	(47)	—
Property and equipment, net	$797	$—

The useful life of Laboratory equipment is five years, and the useful life of Computer equipment, software, and other is three years, for deprecation. Depreciation expense was $47 thousand and $0 for the years ended December 31, 2023 and 2022, respectively.